STOCK OPTIONS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Feb. 20, 2013	Jul. 12, 2010	May 01, 2014
Amortization of ESOP Award			$ 667,449	$ 16,772
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	1,047,000
Authorized Increase Of Number Of Authorized Options	1,000,000
Authorized Increase Percentage Of Authorized Options	10.00%
Expense related to options	186,385	650,025
Stock Options 1
Options issued to a director					60,000	100,000
Black-Scholes option pricing model assumptions			$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.	$0.85 stock price, 10 years to maturity, 400% volatility, 2.02% risk free rate.
Amortization of ESOP Award			4,952	16,772
Stock Options 2
Options issued to a director					60,000
Black-Scholes option pricing model assumptions			$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.
Amortization of ESOP Award			50,928
Stock Options 3
Options issued to a director					60,000
Black-Scholes option pricing model assumptions			$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.
Amortization of ESOP Award			50,941
Stock Options 4
Options issued to a director					60,000
Black-Scholes option pricing model assumptions			$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.
Amortization of ESOP Award			50,928
Stock Options 5
Black-Scholes option pricing model assumptions			$0.85 stock price, $0.85 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.
Amortization of ESOP Award			50,928
Stock Options 6
Options issued to a director					82,400
Black-Scholes option pricing model assumptions			$0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.
Amortization of ESOP Award			69,918
Stock Options 7
Options issued to a director					117,600
Black-Scholes option pricing model assumptions			$0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.
Amortization of ESOP Award			99,786
Stock Options 8
Options issued to a director					30,000
Black-Scholes option pricing model assumptions			$0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate.
Amortization of ESOP Award			$ 25,471
Options issued to the Company's law firm					30,000
StockOptions9Member
Options issued to a director							30,000
Black-Scholes option pricing model assumptions	$0.85 stock price, $1.25 exercise price, 5 years to maturity, 305% volatility, .64% risk free rate
StockOptions10Member
Options issued to a director							30,000
Black-Scholes option pricing model assumptions	$0.85 stock price, $1.25 exercise price, 5 years to maturity, 305% volatility, .64% risk free rate
StockOptions11Member
Options issued to a director							200,000
Black-Scholes option pricing model assumptions	$0.85 stock price, $1.25 exercise price, 5 years to maturity, 415.87% volatility, 1.66% risk free rate.